Schedule I—Condensed Financial Information of the Company (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Schedule I—Condensed Financial Information of the Company [Abstract]
Maximum percentage of consolidated net assets	25.00%
Restricted capital and reserves	¥ 1,510,070